Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.	Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Building (1)	$12,513	$12,513
Leasehold improvement (2)	71,468	55,289
Laboratory and production equipment	11,395	5,884
Machinery, equipment and fixtures	7,974	3,704
Construction in progress	2,054	19,773

Property and equipment	105,404	97,163
Less: Accumulated depreciation (3)	(14,779)	(7,086)

Property and equipment, net	$90,625	$90,077

(1)	Includes $12,513 at December 31, 2021 and 2020 under financing lease resulting from a failed sale leaseback (see Note 11).
(2)	Includes $70,959 and $55,273 at December 31, 2021 and 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 11).
(3)	Includes $5,971 and $2,624 at December 31, 2021 and 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 11).
Depreciation expense was $6,625 and $4,780 for the years ended December 31, 2021 and 2020, respectively.
Construction in progress
Construction in progress of $2,054 and $19,773 as of December 31, 2021 and 2020 primarily relates to the leasehold improvements made at the Company’s leased facilities in Florham Park, NJ.